INCOME TAXES - Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Jan. 31, 2025	Jan. 31, 2024
Deferred tax assets:
Loss carryforwards	$ 25,300	$ 18,100
Accrued compensation	13,796	10,996
Capitalized research and development	6,225	5,080
Inventory	860	1,199
Accrued expenses	1,299	706
Exchange rate differences	778	400
Total deferred tax assets	48,258	36,481
Deferred tax liabilities:
Deferred revenue	(1,172)	(565)
Goodwill and other intangible assets	(7,676)	(6,242)
Other, net	(256)	(417)
Total deferred tax liabilities	(9,104)	(7,224)
Valuation allowance	(37,066)	(28,293)
Net deferred tax assets	2,088	964
Recorded as:
Deferred tax assets	3,094	2,928
Deferred tax liabilities	$ (1,006)	$ (1,964)